ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Information To Statements Of Comprehensive Loss
Cost of revenues from sale	$ 5,792	$ 4,917	$ 3,509
Cost of revenues from lease	1,670	1,790	2,667
Cost of revenues from sale related service	678	324	247
Cost of revenues from other service	168	98	176
Total cost of revenues	$ 8,308	$ 7,129	$ 6,599